Capital Stock (Details) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 27, 2020	Oct. 28, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Capital Stock (Textual)
Common stock issued			235,197,440	50,016,700
Aggregate fair value loss				$ 789,084
Accrued interest	$ 2,650		$ 61,115	53,083
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Other fees			$ 4,750
Capital stock, description		The Board of Directors granted 10,000,000 shares of preferred stock, par value $0.0001 per share, and authorized Series A Preferred stock consisting of one thousand (1,000) shares, which shall not be entitled to receive dividends paid on common stock, no liquidation preference, and no conversion rights. The Series A Preferred Stock will have voting rights for as long as the Series A Preferred Stock remains issued and outstanding, shall have the fifty-one percent (51%) majority voting power of the Company's shareholders.The Series A Preferred Stock shall be automatically redeemed at par value without any required action by the Company or the holder, and shall be triggered by the following events:(i) A date forty-five (45) days after the effective date of the certificate of designation.(ii) On the date that Mr. Lee ceases for any reason, to serve as officer, director or consultant of the Company.(iii) On the date that the Company's shares of common stock first trade on any national securities exchange.
Amount of debt conversion			$ 572,329	$ 431,875
Convertible Debt [Member]
Capital Stock (Textual)
Common stock issued					73,273,212	19,154,257
Aggregate fair value loss						$ 385,531
Amount of debt conversion					$ 587,628	99,470
Accrued interest					74,006	$ 36,153
Other fees					$ 500
Maximum [Member]
Capital Stock (Textual)
Increase authorized number of shares of common stock		3,000,000,000
Maximum [Member] | Convertible Debt [Member]
Capital Stock (Textual)
Common stock conversion price per share			$ 0.0285	$ 0.0437	$ 0.0172	$ 0.048
Minimum [Member]
Capital Stock (Textual)
Increase authorized number of shares of common stock		500,000,000
Minimum [Member] | Convertible Debt [Member]
Capital Stock (Textual)
Common stock conversion price per share			$ 0.00140	$ 0.0192	$ 0.00495	$ 0.0157